Right-of-use Assets, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets, Net
Beginning balance	$ 7,604,567	$ 7,212,165
Depreciation for the year	(1,157,014)	(1,148,048)
Ending balance	6,670,298	7,604,567
Cost
Right-of-use Assets, Net
Beginning balance	13,323,237	11,855,323
Additions	1,025,111	1,873,718
Retirements	(1,384,273)	(406,074)
Effect of translation	(561)	270
Ending balance	12,963,514	13,323,237
Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(5,718,670)	(4,643,158)
Depreciation for the year	(1,157,014)	(1,148,048)
Retirements	582,104	72,640
Effect of translation	364	(104)
Ending balance	(6,293,216)	(5,718,670)
Buildings
Right-of-use Assets, Net
Beginning balance	4,573,386	4,287,905
Ending balance	4,126,601	4,573,386
Buildings | Cost
Right-of-use Assets, Net
Beginning balance	6,289,224	5,464,584
Additions	797,811	1,166,607
Retirements	(1,147,014)	(342,237)
Effect of translation	(561)	270
Ending balance	5,939,460	6,289,224
Buildings | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(1,715,838)	(1,176,679)
Depreciation for the year	(610,652)	(611,120)
Retirements	513,267	72,065
Effect of translation	364	(104)
Ending balance	(1,812,859)	(1,715,838)
Satellite Transponders
Right-of-use Assets, Net
Beginning balance	1,638,987	1,924,029
Ending balance	1,353,946	1,638,987
Satellite Transponders | Cost
Right-of-use Assets, Net
Beginning balance	4,275,619	4,275,619
Ending balance	4,275,619	4,275,619
Satellite Transponders | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(2,636,632)	(2,351,590)
Depreciation for the year	(285,041)	(285,042)
Ending balance	(2,921,673)	(2,636,632)
Technical Equipment
Right-of-use Assets, Net
Beginning balance	878,797	895,716
Ending balance	842,814	878,797
Technical Equipment | Cost
Right-of-use Assets, Net
Beginning balance	1,999,573	1,883,982
Additions	99,209	115,591
Ending balance	2,098,782	1,999,573
Technical Equipment | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(1,120,776)	(988,266)
Depreciation for the year	(135,527)	(132,862)
Retirements	335	352
Ending balance	(1,255,968)	(1,120,776)
Computer Equipment
Right-of-use Assets, Net
Beginning balance	354,019
Ending balance	81,609	354,019
Computer Equipment | Cost
Right-of-use Assets, Net
Beginning balance	437,361
Additions	56,332	437,361
Retirements	(375,045)
Ending balance	118,648	437,361
Computer Equipment | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(83,342)
Depreciation for the year	(35,986)	(83,342)
Retirements	82,289
Ending balance	(37,039)	(83,342)
Others
Right-of-use Assets, Net
Beginning balance	159,378	104,515
Ending balance	265,328	159,378
Others | Cost
Right-of-use Assets, Net
Beginning balance	321,460	231,138
Additions	71,759	154,159
Retirements	137,786	(63,837)
Ending balance	531,005	321,460
Others | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(162,082)	(126,623)
Depreciation for the year	(89,808)	(35,682)
Retirements	(13,787)	223
Ending balance	$ (265,677)	$ (162,082)